Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Reconciliation of Numerator and Denominator of Basic Earnings Per Share ("EPS") With That of Diluted EPS

A reconciliation of the numerator and denominator of basic EPS with that of diluted EPS during 2022, 2021 and 2020 is presented as follows:

Share amounts in thousands	2022	2021	2020
Numerator:
Net income attributable to common shareholders	$289,549	$273,459	$72,822
Denominator:
Weighted average common shares outstanding - basic	46,471	49,624	53,271
Dilutive share options, RSU and PSU	828	952	210
Weighted average common shares outstanding - diluted	47,299	50,576	53,481
Net income attributable to common shareholders per common share
Basic	$6.23	$5.51	$1.37
Diluted	$6.12	$5.41	$1.36

Share options, RSU and PSU excluded from the computation of diluted EPS because they were anti-dilutive	345	334	1,674